OTHER INCOME - RELATED PARTY, RELATED PARTY RECEIVABLE AND PAYABLE	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
OTHER INCOME - RELATED PARTY, RELATED PARTY RECEIVABLE AND PAYABLE
NOTE 6 – OTHER INCOME – RELATED PARTY, RELATED PARTY RECEIVABLE AND PAYABLE
There was no other income – related party for the period. The other income – related party in 2021 amounted to $2,123.3 related to a licensing agreement with one of the Stockholders. At the end of fourth quarter 2021, $23.3 was still outstanding. TMTG was assigned net revenue from a series of public appearances by President Trump in accordance with a licensing arrangement. The income was valued on a dollar-for-dollar basis with the underlying sales. TMTG did not incur any costs in connection with such assigned sales.
In terms of the agreement, these sales were made in the fourth quarter of 2021 and final payment was made to TMTG, in accordance with the license agreement, in February of 2022. Related party payable is operational funding of $95.5 received from two of the Stockholders during the first quarter of 2021, which was repaid in May of 2022. The operational funding carried no specific repayment terms or interest charges.
Effective June 13, 2022, the Company entered into a Consulting Services Agreement with Trishul, LLC (“Trishul”). Pursuant to such agreement and subsequent performance by the parties thereto, Trishul provided consulting services to the Company until the consulting relationship was terminated by the Company on March 25, 2024. During the years ended December 31, 2023 and 2022, the Company paid $131.7 and $50.0, respectively, to Trishul. As of December 31, 2023 and 2022, the Company had an outstanding payable balance of zero and $20.0, respectively, to Trishul. Trishul is owned by Kashyap “Kash” Patel, a director of the Company from March 11, 2022 to March 26, 2024.
In August 2021, the Company entered into a Consulting Serivces Agreement with Hudson Digital, LLC (“Hudson Digital”). Pursuant to the agreement, which as amended expires in December 31, 2024, Hudson Digital provides consulting services to the Company. During the years ended December 31, 2023 and 2022, the Company paid $240.0 and $240.0, respectively, to Hudson Digital. As of December 31, 2023 and 2022, the Company an had outstanding payable balance of zero to Hudson Digital. Hudson Digital is owned by Daniel Scavino, who served as a director of the Company from February 16, 2023, until March 25, 2024.